Pension Plans, Postretirement and Other Employee Benefits - Additional Information (Detail) $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 02, 2012 plan	Feb. 29, 2016 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Pension and Other Postretirement Benefits Disclosure [Line Items]
Pension benefit obligations				$ 734
Pension benefit obligations with funding requirements				666
Pension Fund assets available to fund pension benefit obligations				640
Pension benefit obligations with no funding requirements				$ 68
Acceptable tolerance limit of investment allocations for securities				5.00%
Defined Compensation Plan, Amended Employee Match Percentage on Fifty Percent of Employee Contributions				50.00%
Employer contributions		$ 18	$ 10	$ 32
Expected contributions in 2013				$ 15
Non-cash contribution charge		$ 72	$ 6
Minimum retirement age for eligible employees of the post retirement plans				55 years
Minimum years of service for eligible employees of the post retirement plans				10 years
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate				6.80%	7.00%	7.00%
Defined Benefit Plan Ultimate Health Care Cost Year Five				4.50%	4.50%	4.50%
Retirement Savings Plan | plan	1
Maximum percentage of salary deferral allowed under the Employee Stock Ownership Plans				75.00%
Defined Compensation Plan, Amended Employee Match Percentage on One Hundred Percent of Employee Contributions				3.00%
Expense recorded relating to employee matching contribution				$ 29	$ 28	$ 27
Equity Securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Targeted pension plan allocations in securities				70.00%
Debt Securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Targeted pension plan allocations in securities				30.00%
Postretirement
Pension and Other Postretirement Benefits Disclosure [Line Items]
One percentage point increase effect on postretirement benefit obligation				$ 17
One percentage point decrease effect on postretirement benefit obligation				14
Pension Plans, Defined Benefit
Pension and Other Postretirement Benefits Disclosure [Line Items]
Expected contributions in 2013				$ 9
Maximum [Member]
Pension and Other Postretirement Benefits Disclosure [Line Items]
Defined Compensation Plan, Amended Employee Match Percentage on Fifty Percent of Employee Contributions				5.00%
Maximum [Member] | Postretirement
Pension and Other Postretirement Benefits Disclosure [Line Items]
Defined benefit plan effect of one percentage point increase on service and interest cost components				$ 1
Defined benefit plan effect of one percentage point decrease on service and interest cost components				1
United States | Postretirement
Pension and Other Postretirement Benefits Disclosure [Line Items]
Employer contributions				10	9
United States | Pension Plans, Defined Benefit
Pension and Other Postretirement Benefits Disclosure [Line Items]
Pension Fund assets available to fund pension benefit obligations				202	192	$ 304
Employer contributions				$ 18	$ 20
United States | Minimum [Member]
Pension and Other Postretirement Benefits Disclosure [Line Items]
Defined Compensation Plan, Amended Employee Match Percentage on Fifty Percent of Employee Contributions				3.00%
Defined Compensation Plan, Amended Employee Match Percentage on One Hundred Percent of Employee Contributions				100.00%